Deferred Taxation (Details) - Schedule of Deferred Tax Liabilities - USD ($)		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Liabilities [Line Items]
Balance	$ (296,535)
Effect of adoption of amendments to IAS 12	(71,874)
Balance beginning		$ (158,618)	$ (368,409)
Deferred tax credited/(charged) to profit or loss (restated)		69,879	229,613
Deferred tax charged to other comprehensive (loss)/income		4,920	(23,148)
Exchange realignment (restated)		(461)	3,326
Balance ending	(368,409)	(84,280)	(158,618)
Provision for defined benefit obligations [Member]
Schedule of Deferred Tax Liabilities [Line Items]
Balance	(8,601)
Effect of adoption of amendments to IAS 12
Balance beginning		(30,459)	(8,601)
Deferred tax credited/(charged) to profit or loss (restated)
Deferred tax charged to other comprehensive (loss)/income		4,920	(23,148)
Exchange realignment (restated)		(16)	1,290
Balance ending	(8,601)	(25,555)	(30,459)
Fair value adjustments arising from acquisition of a subsidiary [Member]
Schedule of Deferred Tax Liabilities [Line Items]
Balance	(284,338)
Effect of adoption of amendments to IAS 12
Balance beginning			(284,338)
Deferred tax credited/(charged) to profit or loss (restated)			281,791
Deferred tax charged to other comprehensive (loss)/income
Exchange realignment (restated)			2,547
Balance ending	(284,338)
Depreciation allowance in excess of related depreciation [Member]
Schedule of Deferred Tax Liabilities [Line Items]
Balance	(3,596)
Effect of adoption of amendments to IAS 12
Balance beginning		(5,081)	(3,596)
Deferred tax credited/(charged) to profit or loss (restated)		1,360	(1,496)
Deferred tax charged to other comprehensive (loss)/income
Exchange realignment (restated)		4	11
Balance ending	(3,596)	(3,717)	(5,081)
Right-of-use assets [Member]
Schedule of Deferred Tax Liabilities [Line Items]
Balance
Effect of adoption of amendments to IAS 12	(71,874)
Balance beginning		(123,078)	(71,874)
Deferred tax credited/(charged) to profit or loss (restated)		68,519	(50,682)
Deferred tax charged to other comprehensive (loss)/income
Exchange realignment (restated)		(449)	(522)
Balance ending	$ (71,874)	$ (55,008)	$ (123,078)